Average Annual Total Returns		12 Months Ended	56 Months Ended	60 Months Ended	120 Months Ended
	Apr. 16, 2025	Dec. 31, 2024	Dec. 31, 2024 [1]	Dec. 31, 2024	Dec. 31, 2024
Class 1
Prospectus [Line Items]
Average Annual Return, Percent	(1.04%)	4.83%		6.85%	1.12%
Class 2
Prospectus [Line Items]
Average Annual Return, Percent		5.12%	13.95%
Performance Inception Date	May 01, 2020
Bloomberg Commodity Index Total Return (reflects no deductions for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent		5.38%		6.77%	1.28%

[1]	Return represents performance from May 1, 2020 (inception date) to December 31, 2024.